SCHEDULE OF OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenues	$ 7,166	[1],[2]	$ 11,375	[3],[4]	$ 9,351	[5],[6]
Cost of revenue	5,180	[1],[2]	9,382	[3],[4]	7,517	[5],[6]
Segment operational loss (gain)	14,636	[1],[2]	19,095	[3],[4],[7]	16,702	[5],[6]
Loss (gain) on revaluation of warrant liability	4,389	[1],[2]	(1,255)	[3],[4]	254	[5],[6]
Finance expense, net	238	[1],[2]	217	[3],[4]	1,391	[5],[6]
Tax expenses		[1],[2]		[3],[4]		[5],[6]
Loss	19,263	[1],[2]	18,057	[3],[4]	18,347	[5],[6]
Segment assets	18,878		8,519
Segment liabilities	12,034		10,828
External [member]
IfrsStatementLineItems [Line Items]
Revenues	7,211	[1],[2]	11,831	[3],[4]	9,351	[5],[6]
Cost of revenue	5,225	[1],[2]	9,838	[3],[4]	7,517	[5],[6]
Inter segment [member]
IfrsStatementLineItems [Line Items]
Revenues	(45)	[1],[2]	(456)	[3],[4]
Cost of revenue	(45)	[1],[2]	(456)	[3],[4]
Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Revenues	4,844		3,084		3,958
Cost of revenue	3,258		2,867		3,462
Segment operational loss (gain)	(182)		2,416		761
Segment assets	3,017		2,316
Segment liabilities	2,138		3,507
Precision metal parts [member] | External [member]
IfrsStatementLineItems [Line Items]
Revenues	4,844		3,084		3,958
Cost of revenue	3,258		2,867		3,462
Precision metal parts [member] | Inter segment [member]
IfrsStatementLineItems [Line Items]
Revenues
Cost of revenue
Advanced engineering [member]
IfrsStatementLineItems [Line Items]
Revenues	1,790		2,163		1,705
Cost of revenue	1,692		1,423		1,163
Segment operational loss (gain)	1,735		317		(60)
Segment assets	1,043		1,249
Segment liabilities	717		832
Advanced engineering [member] | External [member]
IfrsStatementLineItems [Line Items]
Revenues	1,835		2,619		1,705
Cost of revenue	1,692		1,423		1,163
Advanced engineering [member] | Inter segment [member]
IfrsStatementLineItems [Line Items]
Revenues	(45)		(456)
Cost of revenue
Smart carts [member]
IfrsStatementLineItems [Line Items]
Revenues	532	[8]	6,128	[9]	3,688	[10]
Cost of revenue	230	[8]	5,092	[9]	2,892	[10]
Segment operational loss (gain)	13,083	[8]	16,362	[9]	16,001	[10]
Segment assets	14,818		4,954
Segment liabilities	9,179		6,489
Smart carts [member] | External [member]
IfrsStatementLineItems [Line Items]
Revenues	532	[8]	6,128	[9]	3,688	[10]
Cost of revenue	275	[8]	5,548	[9]	$ 2,892	[10]
Smart carts [member] | Inter segment [member]
IfrsStatementLineItems [Line Items]
Revenues		[8]		[9]
Cost of revenue	(45)	[8]	(456)	[9]
Adjustment and elimination [member]
IfrsStatementLineItems [Line Items]
Segment assets
Segment liabilities

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.
[3]	All non-current assets are located in the state of Israel.
[4]	All revenues are generated in the state of Israel.
[5]	All non-current assets are located in the state of Israel.
[6]	All revenues are generated in the state of Israel.
[7]	An adjustment to reflect an immaterial incorrect classification.
[8]	All revenues from the smart cart segment are generated from one customer, and accounts for 7% of the Company’s revenues for the year ended December 31, 2024. Revenues from the precision metal parts and advanced engineering segments are generated from dozens of customers, which do not represent more than 10% of the total revenues of the Company.
[9]	All revenues from the smart cart segment are generated from one customer, which is the main customer of the Company, and accounts for 51.5% of the Company’s revenues for the year ended December 31, 2023. Revenues from the precision metal parts and advanced engineering segments are generated from dozens of customers, which do not represent more than 10% of the total sales of the Company.
[10]	All revenues from the smart cart segment are generated from one customer, which is the main customer of the Company, and accounts for 39.4% of the Company’s revenues for the year ended December 31, 2022. Revenues from the precision metal parts and advanced engineering segments are generated from dozens of customers, which do not represent more than 10% of the total sales of the Company.